ORGANIZATION AND BUSINESS DESCRIPTION (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Subsidiaries of the Company	Details of the subsidiaries of the Company as of September 30, 2025 were set out below:
	Date of	Place of	% of
Name of Entity	Incorporation	Incorporation	Ownership	Principal Activities
Eshallgo Inc	June 16, 2021	Cayman Islands	Parent, 100%	Investment holding

Junzhang Monarch Limited	June 30, 2021	Hong Kong	100%	Investment holding

ESHALLGO USA, INC.	April 1, 2025	The United States	100%	Sale, leasing, and maintenance of office equipment

Shanghai Eshallgo Enterprise Development (Group) Co., Ltd.	July 22, 2021	Shanghai, PRC	100%	WFOE, Investment holding Sale, leasing, and maintenance of office equipment

Junzhang Digital Technology (Shanghai) Co., Ltd.	April 23, 2015	Shanghai, PRC	VIE	Sale, leasing, and maintenance of office equipment

Junzhang Digital Technology (Beijing) Co., Ltd.	June 9, 2021	Beijing, PRC	VIE	Sale, leasing, and maintenance of office equipment

Shanghai Lixin Office Equipment Co., Ltd. (“Lixin”)	September 5, 2008	Shanghai, PRC	100% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

ESHALLGO Office Supplies (Shanghai) Co., Ltd. (“Shanghai”)	October 30, 2015	Shanghai, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Changchun ESHALLGO Information Technology Co, Ltd. (“Changchun”)	March 10, 2016	Changchun, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Shijiazhuang ESHALLGO Information Technology Co, Ltd. (“Shijiazhuang”)	February 26, 2016	Shijiazhuang, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Guangzhou ESHALLGO Office Equipment Leasing Co., Ltd. (“Guangzhou”)	July 12, 2016	Guangzhou, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Tianjin ESHALLGO Office Equipment Leasing Co., Ltd. (“Tianjin”)	December 6, 2016	Tianjin, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Ningbo Haishu ESHALLGO Junzhang Digital Technology Co., Ltd. (“Ningbo”)	October 19, 2016	Ningbo, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Zhengzhou Junzhang Office Equipment Co., Ltd. (“Zhengzhou”)	October 30, 2017	Zhengzhou, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Chengdu Junzhang digital Technology Co., Ltd. (“Chengdu”)	August 15, 2016	Chengdu, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Hefei Junzhang EESHALLGO Digital Products Co., Ltd. (“Hefei”)	July 27, 2017	Hefei, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Chongqing ESHALLGO Office Equipment Co., Ltd. (“Chongqing”)	December 30, 2016	Chengdu, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Beijing ESHALLGO Technology Development Co., Ltd. (“Beijing”)	March 28, 2016	Beijing, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Harbin ESHALLGO Information Technology Co., Ltd. (“Harbin”)	April 5, 2016	Harbin, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Xi’an ESHALLGO Information Technology Co., Ltd. (“Xi’an”)	March 22, 2017	Xi’an, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Shenzhen ESHALLGO Information Technology Co., Ltd.(“Shenzhen”)	August 19, 2016	Shenzhen, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Shanghai Changyun Industrial Development Co., Ltd. (“Changyun”)	December 29, 2020	Shanghai, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Hangzhou ESHALLGO Information Technology Co., Ltd. (“Hangzhou”)	January 22, 2016	Hangzhou, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Kunming ESHALLGO Information Technology Co., Ltd. (“Kunming”)	January 12, 2017	Kunming, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Qingdao ESHALLGO Information Technology Co., Ltd. (“Qingdao”)	March 29, 2016	Qingdao, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Qinghai ESHALLGO Information Technology Co., Ltd. (“Qinghai”)	June 21, 2018	Qinghai, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Junzhang Digital Technology (Nanjing) Co., Ltd. (“Nanjing”)˄	May 12, 2021	Nanjing, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Junzhang Digital Technology (Suzhou) Co., Ltd. (“Su Zhou”)	March 11, 2022	Jiangsu, PRC	55% owned by WFOE	Sale, leasing, and maintenance of office equipment

Junzhang Digital Technology (Changzhou) Co., Ltd. (“Changzhou”)	June 9, 2022	Jiangsu, PRC	55% owned by WFOE	Sale, leasing, and maintenance of office equipment

Zibo ESHALLGO Information Technology Co., Ltd. (“Zibo”)	July 25, 2022	Shandong, PRC	55% owned by WFOE	Sale, leasing, and maintenance of office equipment
Details of the subsidiaries of the Company as of March 31, 2025 were set out below:
	Date of	Place of	% of
Name of Entity	Incorporation	Incorporation	Ownership	Principal Activities
Eshallgo Inc	June 16, 2021	Cayman Islands	Parent, 100%	Investment holding

Junzhang Monarch Limited	June 30, 2021	Hong Kong	100%	Investment holding

Shanghai Eshallgo Enterprise Development (Group) Co., Ltd.	July 22, 2021	Shanghai, PRC	100%	WFOE, Investment holding Sale, leasing, and maintenance of office equipment

Junzhang Digital Technology (Shanghai) Co., Ltd.	April 23, 2015	Shanghai, PRC	VIE	Sale, leasing, and maintenance of office equipment

Junzhang Digital Technology (Beijing) Co., Ltd.	June 9, 2021	Beijing, PRC	VIE	Sale, leasing, and maintenance of office equipment

Shanghai Lixin Office Equipment Co., Ltd. (“Lixin”)	September 5, 2008	Shanghai, PRC	100% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

ESHALLGO Office Supplies (Shanghai) Co., Ltd. (“Shanghai”)	October 30, 2015	Shanghai, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Changchun ESHALLGO Information Technology Co, Ltd. (“Changchun”)	March 10, 2016	Changchun, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Shijiazhuang ESHALLGO Information Technology Co, Ltd. (“Shijiazhuang”)	February 26, 2016	Shijiazhuang, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Guangzhou ESHALLGO Office Equipment Leasing Co., Ltd. (“Guangzhou”)	July 12, 2016	Guangzhou, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Tianjin ESHALLGO Office Equipment Leasing Co., Ltd. (“Tianjin”)	December 6, 2016	Tianjin, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Ningbo Haishu ESHALLGO Junzhang Digital Technology Co., Ltd. (“Ningbo”)	October 19, 2016	Ningbo, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Zhengzhou Junzhang Office Equipment Co., Ltd. (“Zhengzhou”)	October 30, 2017	Zhengzhou, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Chengdu Junzhang digital Technology Co., Ltd. (“Chengdu”)	August 15, 2016	Chengdu, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Hefei Junzhang EESHALLGO Digital Products Co., Ltd. (“Hefei”)	July 27, 2017	Hefei, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Chongqing ESHALLGO Office Equipment Co., Ltd. (“Chongqing”)	December 30, 2016	Chengdu, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Beijing ESHALLGO Technology Development Co., Ltd. (“Beijing”)	March 28, 2016	Beijing, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Harbin ESHALLGO Information Technology Co., Ltd. (“Harbin”)	April 5, 2016	Harbin, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Xi’an ESHALLGO Information Technology Co., Ltd. (“Xi’an”)	March 22, 2017	Xi’an, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Shenzhen ESHALLGO Information Technology Co., Ltd.(“Shenzhen”)	August 19, 2016	Shenzhen, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Shanghai Changyun Industrial Development Co., Ltd. (“Changyun”)	December 29, 2020	Shanghai, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Hangzhou ESHALLGO Information Technology Co., Ltd. (“Hangzhou”)	January 22, 2016	Hangzhou, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Kunming ESHALLGO Information Technology Co., Ltd. (“Kunming”)	January 12, 2017	Kunming, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Qingdao ESHALLGO Information Technology Co., Ltd. (“Qingdao”)	March 29, 2016	Qingdao, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Qinghai ESHALLGO Information Technology Co., Ltd. (“Qinghai”)	June 21, 2018	Qinghai, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Junzhang Digital Technology (Nanjing) Co., Ltd. (“Nanjing”)˄	May 12, 2021	Nanjing, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Junzhang Digital Technology (Suzhou) Co., Ltd. (“Su Zhou”)	March 11, 2022	Jiangsu, PRC	55% owned by WFOE	Sale, leasing, and maintenance of office equipment

Junzhang Digital Technology (Changzhou) Co., Ltd. (“Changzhou”)	June 9, 2022	Jiangsu, PRC	55% owned by WFOE	Sale, leasing, and maintenance of office equipment

Zibo ESHALLGO Information Technology Co., Ltd. (“Zibo”)*	July 25, 2022	Shandong, PRC	55% owned by WFOE	Sale, leasing, and maintenance of office equipment

Schedule of Amounts and balances of the VIEs
	September 30,	March 31,
	2025	2025
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$2,287,645	$3,745,251
Restricted cash	140	138
Short-term investments	1,989,475	3,093,976
Accounts receivable, net	4,191,754	3,809,698
Accounts receivable - related parties	77,818	245,492
Advance to vendors, net	2,586,751	1,289,198
Advance to vendors - related parties	312,417	50
Inventories, net	1,787,072	1,584,425
Due from related parties	1,322,071	1,240,828
Long-term accounts receivable, net - current portion	84,279	82,681
Long-term other receivable, net - current portion	64,383	89,050
Finance receivables, net	55,328	70,801
Prepaid expenses and other current assets, net	1,513,193	1,112,065
TOTAL CURRENT ASSETS	16,272,326	16,363,653

Property and equipment, net	290,415	352,212
Right-of-use assets, net	104,472	104,390
Deferred tax assets, net	6,375	5,613
Long-term receivable - other receivable, net - non-current portion	414,589	591,803
Finance receivables, net	41,724	46,852
Other non-current assets, net	211,371	374,201
TOTAL NONCURRENT ASSETS	1,068,946	1,475,071
TOTAL ASSETS	$17,341,272	$17,838,724

LIABILITIES AND SHAREHOLDERS’ EQUITY

CURRENT LIABILITIES:
Short-term bank loan	$140,445	$137,781
Accounts payable	939,900	787,746
Accounts payable - related parties	24,137	140,261
Deferred revenue	950,081	876,905
Payroll payable	255,727	223,035
Taxes payable	237,176	251,185
Due to related parties	106,012	121,825
Accrued expenses and other current liabilities	101,046	90,676
Deferred tax liabilities	5,281	6,413
Operating lease liabilities - current portion	163,112	150,615
TOTAL CURRENT LIABILITIES	2,922,917	2,786,442

Operating lease liabilities - non-current portion	69,200	64,797
TOTAL NONCURRENT LIABILITIES	69,200	64,797
TOTAL LIABILITIES	$2,992,117	$2,851,239
	For the Six Months Ended September 30,
	2025	2024
Net revenue	$6,624,444	$6,192,252
Net loss	$(1,088,258)	$(5,932)

	For the Six Months Ended September 30,
	2025	2024
Net cash (used in) provided by operating activities	$(2,223,904)	$1,172,301
Net cash provided by (used in) investing activities	337,224	(3,341,270)
Net cash provided by financing activities	372,720	60,601
Effect of exchange rate change on cash and cash equivalents	56,356	93,396
Net decrease in cash and cash equivalents	(1,457,604)	(2,014,972)
Cash and cash equivalents, beginning of period	3,745,389	5,310,244
Cash and cash equivalents, end of period	$2,287,785	$3,295,272

The following financial statement amounts and balances of the VIEs were included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances:

	March 31,	March 31,
	2025	2024
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$3,745,251	$5,310,244
Restricted cash	138	—
Short-term investments	3,093,976	1,131,267
Accounts receivable, net	3,809,698	4,967,146
Accounts receivable - related parties	245,492	232,620
Advance to vendors, net	1,289,198	1,837,209
Advance to vendors - related parties	50	189,733
Inventories, net	1,584,425	1,963,166
Due from related parties	1,240,828	313,765
Long-term accounts receivable, net - current portion	82,681	—
Long-term other receivable, net - current portion	89,050	—
Finance receivables, net	70,801	100,564
Prepaid expenses and other current assets, net	1,112,065	1,895,276
TOTAL CURRENT ASSETS	16,363,653	17,940,990

Property and equipment, net	352,212	599,831
Right-of-use assets, net	104,390	346,995
Deferred tax assets, net	5,613	47,585
Long-term receivable – accounts receivable, net	—	197,005
Long-term receivable - other receivable, net	591,803	—
Finance receivables, net	46,852	96,961
Other non-current assets, net	374,201	324,723
TOTAL NONCURRENT ASSETS	1,475,071	1,613,100
TOTAL ASSETS	$17,838,724	$19,554,090

LIABILITIES AND SHAREHOLDERS’ EQUITY

CURRENT LIABILITIES:
Short-term bank loan	$137,781	$—
Accounts payable	787,746	922,195
Accounts payable - related parties	140,261	1,387
Deferred revenue	876,905	598,661
Payroll payable	223,035	233,556
Taxes payable	251,185	268,710
Due to related parties	121,825	7,348
Accrued expenses and other current liabilities	90,676	105,159
Deferred tax liabilities	6,413	78
Operating lease liabilities	150,615	248,562
TOTAL CURRENT LIABILITIES	2,786,442	2,385,656

Operating lease liabilities	64,797	186,833
Other long-term payable	—	6,313
TOTAL NONCURRENT LIABILITIES	64,797	193,146
TOTAL LIABILITIES	2,851,239	2,578,802
	For the Years Ended
	March 31,
	2025	2024	2023
Net revenue	$12,233,829	$16,963,957	$18,425,312
Net income (loss)	$(1,422,561)	$850,176	$1,277,103

	For the Years Ended
	March 31,
	2025	2024	2023
Net cash provided by operating activities	$1,501,559	$2,225,194	$793,532
Net cash provided by (used in) investing activities	(3,345,406)	(1,563,434)	1,162,959
Net cash provided by financing activities	273,659	36,924	443,497
Effect of exchange rate change on cash, cash equivalents and restricted cash	5,333	(245,000)	(210,709)
Net increase (decrease) in cash, cash equivalents and restricted cash	(1,564,855)	453,684	2,189,279
Cash, cash equivalents and restricted cash, beginning of year	5,310,244	4,856,560	2,667,281
Cash, cash equivalents and restricted cash, end of year	$3,745,389	$5,310,244	$4,856,560